Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Computer hardware and purchased software	$ 1,510,080	$ 1,494,918	$ 1,019,259
Leasehold improvements	336,111	295,230	275,106
Furniture and fixtures	71,325	71,325	82,056
Property and equipment, gross	1,917,516	1,861,473	1,376,421
Less: accumulated depreciation	(829,684)	(769,693)	(677,669)
Property and equipment, net	$ 1,087,832	$ 1,091,780	$ 698,752